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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bentley Capital Management, Inc.
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 28-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   Chief Executive Officer
Phone:   (212) 583-8880






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Signature, Place, and Date of Signing:

/s/ Gerald Levine         New York, New York    November 3, 1999
[Signature]                 [City, State]          [Date]





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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:     $245,828
                                              [thousands]


List of Other Included Managers:  None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]





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
                   Form 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- --------  --------     -----   ------    -----
AT&T CORP                    COM LIB GRP A    001957208     4664   125000 SH       SOLE                   125000        0        0
APT SATELLITE HOLDINGS L     DEPOSITORY RECEI 00203R105      231    50000 SH       SOLE                    50000        0        0
ACTIVISION INC NEW           COM NEW          004930202      529    30000 SH       SOLE                    30000        0        0
ALBA WALDENSIAN INC          COMMON           012041109      641    75466 SH       SOLE                    75466        0        0
ALLIANCE PHARMACEUTICAL      COMMON           018773101      177    35000 SH       SOLE                    35000        0        0
BEL FUSE INC                 CL A             077347201      725    21000 SH       SOLE                    21000        0        0
BEL FUSE INC                 CL B             077347300      299    10000 SH       SOLE                    10000        0        0
BLYTH INDS INC               COMMON           09643P108     1263    45000 SH       SOLE                    45000        0        0
BRADLEES INC                 COM NEW          104499207     3320   207500 SH       SOLE                   207500        0        0
C-CUBE MICROSYSTEMS INC      COMMON           125015107    13746   316000 SH       SOLE                   316000        0        0
CK WITCO CORP                COMMON           12562C108     8315   559011 SH       SOLE                   559011        0        0
CENTOCOR INC                 COMMON           152342101     2296    39200 SH       SOLE                    39200        0        0
CHARMING SHOPPES INC         COMMON           161133103      589   115000 SH       SOLE                   115000        0        0
CIDCO INC                    COMMON           171768104      555    42500 SH       SOLE                    42500        0        0
COGNITRONICS CORP            COMMON           192432102      373    33150 SH       SOLE                    33150        0        0
CONCORD CAMERA CORP          COMMON           206156101      198    23000 SH       SOLE                    23000        0        0
COR THERAPEUTICS INC         COMMON           217753102     3230   170000 SH       SOLE                   170000        0        0
COYOTE NETWORK SYSTEMS I     COMMON           22406P108       69    13000 SH       SOLE                    13000        0        0
CUBIST PHARMACEUTICALS I     COMMON           229678107      257    30000 SH       SOLE                    30000        0        0
CYTYC CORP                   COMMON           232946103     3907   101000 SH       SOLE                   101000        0        0
DII GROUP INC                COMMON           232949107     6862   195000 SH       SOLE                   195000        0        0
DELPHI FINL GROUP INC        CL A             247131105     2047    67808 SH       SOLE                    67808        0        0
DORSEY TRAILERS INC          COMMON           258440106      660   330000 SH       SOLE                   330000        0        0
ESS TECHNOLOGY INC           COMMON           269151106      398    30000 SH       SOLE                    30000        0        0
ENZON INC                    COMMON           293904108     6039   198000 SH       SOLE                   198000        0        0
FVC COM INC                  COMMON           30266P100      352    25000 SH       SOLE                    25000        0        0
FOREST LABS INC              COMMON           345838106     2182    51800 SH       SOLE                    51800        0        0
GENRAD INC                   COMMON           372447102     3444   180100 SH       SOLE                   180100        0        0
GLOBAL IMAGING SYSTEMS       COMMON           37934A100     3637   244500 SH       SOLE                   244500        0        0
GOLDEN STAR RES LTD CDA      COMMON           38119T104       40    58200 SH       SOLE                    58200        0        0
HARBINGER CORP               COMMON           41145C103     1603    95000 SH       SOLE                    95000        0        0
HERLEY INDS INC DEL          COMMON           427398102      178    12500 SH       SOLE                    12500        0        0
HOLLINGER INTL INC           CL A             435569108      356    30000 SH       SOLE                    30000        0        0
HYSEQ INC                    COMMON           449163302      247    50000 SH       SOLE                    50000        0        0
IDEC PHARMACEUTICALS COR     COMMON           449370105     3479    37000 SH       SOLE                    37000        0        0
IBIS TECHNOLOGY CORP         COMMON           450909106    11275   326800 SH       SOLE                   326800        0        0
INSTEEL INDUSTRIES INC       COMMON           45774W108      341    38100 SH       SOLE                    38100        0        0
INTEGRATED MEASUREMENT S     COMMON           457923100      743    58000 SH       SOLE                    58000        0        0
INTERPORE INTL               COMMON           46062W107      166    25000 SH       SOLE                    25000        0        0





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INTERTAN INC                 COMMON           461120107     6039   307700 SH       SOLE                   307700        0        0
LASER-PACIFIC MEDIA CORP     COMMON           517923108      538    59000 SH       SOLE                    59000        0        0
LIGHTPATH TECHNOLOGIES I     CL A             532257102      142    35000 SH       SOLE                    35000        0        0
MYR GROUP INC                COMMON           554053108      558    24800 SH       SOLE                    24800        0        0
MACROMEDIA INC               COMMON           556100105     2534    62000 SH       SOLE                    62000        0        0
MAGIC SOFTWARE ENTERPRIS     ORD              559166103      296    15000 SH       SOLE                    15000        0        0
MATTSON TECHNOLOGY INC       COMMON           577223100      955    80000 SH       SOLE                    80000        0        0
MEDIMMUNE INC                COMMON           584699102     4584    46000 SH       SOLE                    46000        0        0
MIDWAY GAMES INC             COMMON           598148104      788    50000 SH       SOLE                    50000        0        0
MUELLER INDS INC             COMMON           624756102     4471   150600 SH       SOLE                   150600        0        0
NABI INC                     COMMON           628716102      130    25000 SH       SOLE                    25000        0        0
NTL INC                      COMMON           629407107    19143   199210 SH       SOLE                   199210        0        0
NETWORK EQUIP TECHNOLOGI     COMMON           641208103      322    35000 SH       SOLE                    35000        0        0
NETWORK PERIPHERALS INC      COMMON           64121R100     1643    90000 SH       SOLE                    90000        0        0
PMC-SIERRA INC               COMMON           69344F106     2498    27000 SH       SOLE                    27000        0        0
POLO RALPH LAUREN CORP       CL A             731572103      972    54200 SH       SOLE                    54200        0        0
POWERWAVE TECHNOLOGIES I     COMMON           739363109     5227   108400 SH       SOLE                   108400        0        0
PRIMACOM AG                  DEPOSITORY RECEI 74154N108     1513    55000 SH       SOLE                    55000        0        0
PROXYMED INC                 COMMON           744290107      936    74500 SH       SOLE                    74500        0        0
SFX ENTMT INC                CL A             784178105     5451   178000 SH       SOLE                   178000        0        0
SAKS INC                     COMMON           79377W108     2422   159500 SH       SOLE                   159500        0        0
SCHOLASTIC CORP              COMMON           807066105     5490   109800 SH       SOLE                   109800        0        0
SEALED AIR CORP NEW          COMMON           81211K100     3555    69277 SH       SOLE                    69277        0        0
SEALED AIR CORP NEW          PFD CV A $2      81211K209     2560    50448 SH       SOLE                    50448        0        0
SNYDER COMMUNICATIONS IN     COMMON           832914105     1412    93000 SH       SOLE                    93000        0        0
TEVA PHARMACEUTICAL INDS     DEPOSITORY RECEI 881624209     6038   120000 SH       SOLE                   120000        0        0
VENTIV HEALTH INC            COMMON           922793104      306    30997 SH       SOLE                    30997        0        0
VORNADO RLTY TR              SH BEN INT       929042109      650    20000 SH       SOLE                    20000        0        0
WABASH NATL CORP             COMMON           929566107     3266   160800 SH       SOLE                   160800        0        0
WOLVERINE WORLD WIDE INC     COMMON           978097103      527    46300 SH       SOLE                    46300        0        0
WORLD ACCESS INC             COMMON           98141A101     2747   245500 SH       SOLE                   245500        0        0
YOUNG BROADCASTING INC       CL A             987434107     3326    63500 SH       SOLE                    63500        0        0
ACE LIMITED                  ORD              G0070K103     1507    89000 SH       SOLE                    89000        0        0
CORECOMM LTD                 ORD              G2422R109     5879   178500 SH       SOLE                   178500        0        0
GEMSTAR INTL GROUP LTD       ORD              G3788V106    35906   459600 SH       SOLE                   459600        0        0
GLOBALSTAR TELECOMMUNICT     COMMON           G3930H104     7720   335658 SH       SOLE                   335658        0        0
AUDIOCODES LTD               ORD              M15342104      282     7500 SH       SOLE                     7500        0        0
E SIM LTD                    ORD              M40990109      199    25100 SH       SOLE                    25100        0        0
GILAT SATELLITE NETWKS       ORD              M51474100     8591   160200 SH       SOLE                   160200        0        0
OPTIBASE LTD                 ORD              M7524R108      105    15000 SH       SOLE                    15000        0        0
ORBOTECH LTD                 ORD              M75253100     2599    42000 SH       SOLE                    42000        0        0
TEFRON LTD                   ORD              M87482101     1544   146200 SH       SOLE                   146200        0        0
TTI TEAM TELECOM INTL LT     ORD              M88258104     1024   100500 SH       SOLE                   100500        0        0

TOTAL                                                   $245,828







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